As filed with the Securities and Exchange Commission on May 12, 2020

File Nos. 333-164078

811-22376

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 24	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 26	☒

PIMCO Equity Series VIT

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(866) 746-2606

Douglas P. Dick, Esq. Adam T. Teufel, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Peter G. Strelow Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 24 to its Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 24 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 12th day of May, 2020.

PIMCO EQUITY SERIES VIT (Registrant)

By:
Peter G. Strelow*
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	May 12, 2020

George E. Borst*	Trustee	May 12, 2020

Jennifer H. Dunbar*	Trustee	May 12, 2020

Kym Hubbard*	Trustee	May 12, 2020

Gary F. Kennedy*	Trustee	May 12, 2020

Peter B. McCarthy*	Trustee	May 12, 2020

Ronald C. Parker*	Trustee	May 12, 2020

Peter G. Strelow*	Trustee	May 12, 2020

Eric D. Johnson*	President (Principal Executive Officer)	May 12, 2020

Bradley A. Todd*	Treasurer (Principal Financial and Accounting Officer)	May 12, 2020

*By:	/s/ ADAM T. TEUFEL
Adam T. Teufel
as attorney-in-fact

________

*	Pursuant to powers of attorney filed with Post-Effective Amendment No. 23 to the Registration Statement No. 333-164078 on April 27, 2020.

EXHIBIT LIST

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document